Note Receivable (Details Narrative) - USD ($)			1 Months Ended
	Feb. 28, 2022	Jan. 07, 2022	Mar. 31, 2022	Mar. 30, 2022	Dec. 31, 2022	Jan. 06, 2022	Dec. 31, 2021	Dec. 08, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Debt face amount					$ 2,000,000				$ 525,000
Next Frontier Pharmaceuticals Inc [Member]
Short-Term Debt [Line Items]
Debt face amount						$ 5,000,000
Debt fund		$ 1,000,000
Secured Promissory Note [Member] | Stock Pruchase Agreement [Member]
Short-Term Debt [Line Items]
Debt face amount								$ 10,000,000
Debt interest percentage								8.00%
Secured Promissory Note [Member] | Stock Pruchase Agreement [Member] | Next Frontier Pharmaceuticals Inc [Member]
Short-Term Debt [Line Items]
Debt face amount						$ 5,000,000		$ 10,000,000
Debt interest percentage								8.00%
Debt fund		$ 1,000,000
2021 Earnings [Member]
Short-Term Debt [Line Items]
Impairment charges	$ 10,000,000			$ 10,000,000
2022 Earnings [Member]
Short-Term Debt [Line Items]
Impairment charges	$ 1,000,000		$ 1,000,000